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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08363

Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 2 of its series, Evergreen Special Equity Fund and Evergreen Strategic Growth Fund, for the quarter ended December 31, 2004. These 2 series have a September 30 fiscal year end.
Date of reporting period:	December 31, 2004

Item 1 — Schedule of Investments

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 99.5%
CONSUMER DISCRETIONARY 15.8%
Hotels, Restaurants & Leisure 3.8%
Choice Hotels International, Inc.	84,252	$4,886,616
CKE Restaurants, Inc. * þ	299,896	4,351,491
Penn National Gaming, Inc. * þ	81,864	4,956,865
Shuffle Master, Inc. * þ	43,350	2,041,785

		16,236,757

Household Durables 0.5%
Tempur-Pedic International, Inc.	93,996	1,992,715

Internet & Catalog Retail 1.2%
Coldwater Creek, Inc. *	165,107	5,096,853

Leisure Equipment & Products 1.6%
MarineMax, Inc. *	57,923	1,723,788
The Nautilus Group, Inc. þ	203,634	4,921,834

		6,645,622

Media 1.8%
Getty Images, Inc. *	32,566	2,242,169
Thomas Nelson, Inc.	200,560	4,532,656
Trans World Entertainment Corp.	67,893	846,626

		7,621,451

Specialty Retail 4.3%
Aaron Rents, Inc., Class B	172,401	4,310,025
Big 5 Sporting Goods Corp.	137,427	4,004,623
Build-A-Bear Workshop, Inc. *	28,767	1,011,160
Guess?, Inc. *	304,634	3,823,157
Pantry, Inc. * þ	177,465	5,339,922

		18,488,887

Textiles, Apparel & Luxury Goods 2.6%
Deckers Outdoor Corp. * þ	101,431	4,766,243
Hartmarx Corp. *	380,011	2,952,685
Wolverine World Wide, Inc.	112,398	3,531,545

		11,250,473

CONSUMER STAPLES 3.9%
Food & Staples Retailing 1.6%
7-Eleven, Inc. *	161,234	3,861,554
Smart & Final, Inc. * þ	189,941	2,733,251

		6,594,805

Food Products 1.0%
Cal-Maine Foods, Inc. þ	277,547	3,355,543
Gold Kist, Inc. *	62,699	853,961

		4,209,504

Household Products 0.4%
Rayovac Corp. *	59,745	1,825,807

Personal Products 0.9%
Chattem, Inc. *	120,785	3,997,984

ENERGY 7.5%
Energy Equipment & Services 1.6%
Core Laboratories N.V. *	145,010	3,385,984
Universal Compression Holdings, Inc. *	96,756	3,377,752

		6,763,736

[1]

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 5.9%
Berry Petroleum Co., Class A	65,667	$3,132,316
Cimarex Energy Co. *	72,898	2,762,834
Edge Petroleum Corp. *	216,444	3,155,753
General Maritime Corp. * þ	86,801	3,467,700
Harvest Natural Resources, Inc. * þ	287,139	4,958,891
Petroleum Development Corp. *	123,644	4,768,949
Tsakos Energy Navigation, Ltd.	84,957	3,040,611

		25,287,054

FINANCIALS 6.9%
Commercial Banks 2.5%
East West Bancorp, Inc.	46,511	1,951,602
Silicon Valley Bancshares *	102,186	4,579,976
UCBH Holdings, Inc.	86,588	3,967,462

		10,499,040

Consumer Finance 0.5%
Cash America International, Inc.	72,969	2,169,368

Insurance 2.6%
Delphi Financial Group, Inc.	98,589	4,549,883
Ohio Casualty Corp. *	190,838	4,429,350
Universal American Financial Corp. *	132,343	2,047,346

		11,026,579

Real Estate 0.4%
New Century Financial Corp. REIT	28,455	1,818,559

Thrifts & Mortgage Finance 0.9%
Commercial Capital Bancorp, Inc. þ	165,333	3,832,419

HEALTH CARE 17.2%
Biotechnology 5.5%
Affymetrix, Inc. * þ	133,070	4,863,708
Array BioPharma, Inc.	165,832	1,578,721
Bioenvision, Inc. * þ	138,524	1,241,175
DUSA Pharmaceuticals, Inc. * þ	120,216	1,719,089
Dyax Corp. * þ	271,726	1,961,862
Exelixis, Inc. *	199,129	1,891,725
Eyetech Pharmaceuticals, Inc. * þ	59,898	2,725,359
Incyte Corp. *	166,687	1,665,203
Lexicon Genetics, Inc. *	230,625	1,788,497
Third Wave Technologies, Inc. * þ	253,658	2,181,459
United Therapeutics Corp. þ	39,848	1,799,137

		23,415,935

Health Care Equipment & Supplies 5.9%
Abiomed, Inc.	33,835	522,412
Cooper Companies, Inc. þ	22,377	1,579,592
Dade Behring Holdings, Inc. *	63,281	3,543,736
Haemonetics Corp. *	83,000	3,005,430
Illumina, Inc. *	393,972	3,734,855
Mine Safety Appliances Co.	92,681	4,698,927
Palomar Medical Technologies, Inc. * þ	156,200	4,072,134
Respironics, Inc. *	73,403	3,990,187

		25,147,273

[2]

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 4.0%
Alliance Imaging, Inc.	436,814	$4,914,158
America Service Group, Inc. *	164,765	4,410,759
RehabCare Group, Inc. *	46,675	1,306,433
Sierra Health Services, Inc. *	23,484	1,294,203
Ventiv Health, Inc. *	247,303	5,025,197

		16,950,750

Pharmaceuticals 1.8%
Bone Care International, Inc. *	135,626	3,777,184
First Horizon Pharmaceutical Corp. * þ	162,941	3,729,720

		7,506,904

INDUSTRIALS 22.1%
Aerospace & Defense 3.9%
Applied Signal Technology, Inc.	133,906	4,720,186
Ceradyne, Inc. * þ	33,708	1,928,435
Innovative Solutions & Support, Inc. * þ	160,170	5,343,271
Moog, Inc., Class A *	98,477	4,465,932

		16,457,824

Air Freight & Logistics 1.4%
Dynamex, Inc. * þ	164,591	3,049,871
EGL, Inc. *	60,735	1,815,369
Hub Group Inc., Class A *	21,541	1,124,871

		5,990,111

Airlines 0.2%
Pinnacle Airlines Corp. *	66,976	933,646

Commercial Services & Supplies 6.7%
Banta Corp.	82,430	3,689,567
Bright Horizons Family Solutions, Inc. *	28,503	1,845,854
DiamondCluster International, Inc., Class A *	352,283	5,048,216
Duratek, Inc. *	115,320	2,872,621
Heidrick & Struggles International, Inc. * þ	148,085	5,074,873
Imagistics International, Inc. *	141,365	4,758,346
Labor Ready, Inc. * þ	295,484	4,999,589

		28,289,066

Electrical Equipment 1.7%
Energy Conversion Devices, Inc. * þ	174,930	3,379,648
Thomas & Betts Corp. *	131,722	4,050,451

		7,430,099

Machinery 5.6%
American Science & Engineering, Inc. * þ	78,969	3,254,312
Cummins, Inc.	40,911	3,427,933
Graco, Inc.	97,022	3,623,772
Middleby Corp. þ	79,375	4,025,900
Oshkosh Truck Corp.	50,210	3,433,360
Stewart & Stevenson Services, Inc.	114,671	2,319,794
Toro Co.	44,760	3,641,226

		23,726,297

Road & Rail 1.2%
Genesee & Wyoming, Inc., Class A *	93,848	2,639,944
J.B. Hunt Transport Services, Inc.	55,432	2,486,125

		5,126,069

[3]

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 1.4%
Hughes Supply, Inc.	52,022	$1,682,912
MSC Industrial Direct Co., Inc., Class A	115,599	4,159,252

		5,842,164

INFORMATION TECHNOLOGY 22.4%
Communications Equipment 3.9%
Airspan Networks, Inc. * þ	530,910	2,882,841
CommScope, Inc. *	172,364	3,257,680
ECI Telecom, Ltd. *	218,377	1,783,922
NMS Communications Corp. *	356,943	2,252,310
Plantronics, Inc.	54,905	2,276,910
ViaSat, Inc. *	176,268	4,278,025

		16,731,688

Electronic Equipment & Instruments 5.0%
Agilysys, Inc.	103,955	1,781,789
BEI Technologies, Inc.	119,464	3,689,048
Benchmark Electronics, Inc. *	53,274	1,816,643
Dionex Corp. *	85,028	4,818,537
LeCroy Corp. *	161,768	3,775,665
Littelfuse, Inc. *	104,203	3,559,575
TTM Technologies, Inc. *	144,496	1,705,053

		21,146,310

Internet Software & Services 3.1%
Corillian Corp. *	589,263	2,899,174
Equinix, Inc. * þ	89,422	3,821,896
InfoSpace, Inc. * þ	70,409	3,347,948
Jupitermedia Corp.	135,964	3,233,224

		13,302,242

IT Services 2.6%
Acxiom Corp.	167,524	4,405,881
Euronet Worldwide, Inc. *	93,521	2,433,417
Forrester Research, Inc. *	112,093	2,010,948
iPayment Holdings, Inc. *	42,536	2,106,383

		10,956,629

Semiconductors & Semiconductor Equipment 4.4%
ATMI, Inc. *	173,622	3,911,704
Cree, Inc. * þ	122,670	4,916,614
Microsemi Corp. *	115,843	2,011,034
Nanometrics, Inc. * þ	166,850	2,689,455
Silicon Image, Inc. *	306,827	5,050,372

		18,579,179

Software 3.4%
Advent Software, Inc.	173,456	3,552,379
ANSYS, Inc. *	115,407	3,699,948
TIBCO Software, Inc. *	156,994	2,094,300
Witness Systems, Inc. *	301,589	5,265,744

		14,612,371

[4]

EVERGREEN SPECIAL EQUITY FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 2.8%
Chemicals 1.0%
FMC Corp. *	87,753	$4,238,470

Containers & Packaging 0.5%
Caraustar Industries, Inc. *	119,918	2,017,021

Metals & Mining 1.3%
Commercial Metals Co.	65,335	3,303,337
Ryerson Tull, Inc. þ	157,909	2,487,067

		5,790,404

TELECOMMUNICATION SERVICES 0.6%
Wireless Telecommunication Services 0.6%
Western Wireless Corp., Class A *	89,859	2,632,869

UTILITIES 0.3%
Electric Utilities 0.3%
El Paso Electric Co. *	56,408	1,068,367

Total Common Stocks (cost $349,469,584)		423,249,301

SHORT-TERM INVESTMENTS 24.2%
MUTUAL FUND SHARES 24.2%
Evergreen Institutional Money Market Fund ø	12,341,514	12,341,514
Navigator Prime Portfolioþþ	90,612,720	90,612,720

Total Short-Term Investments (cost $102,954,234)		102,954,234

Total Investments (cost $452,423,818) 123.7%		526,203,535
Other Assets and Liabilities (23.7%)		(100,824,411)

Net Assets 100.0%		$425,379,124

*	Non-income producing security
þ	All or a portion of these securities are on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þþ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $453,251,863. The gross unrealized appreciation and depreciation on securities based on tax cost was $78,099,021 and $5,147,349, respectively, with a net unrealized appreciation of $72,951,672.

[5]

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 98.4%
CONSUMER DISCRETIONARY 16.8%
Hotels, Restaurants & Leisure 2.0%
International Game Technology	609,975	$20,970,941
Station Casinos, Inc.	181,150	9,905,282

		30,876,223

Internet & Catalog Retail 2.1%
eBay, Inc. *	283,145	32,924,101

Media 6.5%
Comcast Corp., Class A *	501,679	16,695,877
Getty Images, Inc. * þ	601,426	41,408,180
McGraw-Hill Companies, Inc.	217,700	19,928,258
Time Warner, Inc. *	1,232,373	23,957,331

		101,989,646

Multi-line Retail 0.5%
Nordstrom, Inc.	168,800	7,888,024

Specialty Retail 4.7%
Bed Bath & Beyond, Inc.*	151,818	6,046,911
Chico's FAS, Inc. * þ	385,060	17,531,782
Lowe's Companies, Inc.	215,195	12,393,080
Michaels Stores, Inc. þ	718,650	21,537,940
PETCO Animal Supplies, Inc. * þ	382,306	15,093,441

		72,603,154

Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.*	266,810	15,048,084

CONSUMER STAPLES 8.9%
Food & Staples Retailing 1.2%
CVS Corp.	415,025	18,705,177

Food Products 1.9%
Hershey Foods Corp.	167,970	9,329,054
Kellogg Co.	451,925	20,182,970

		29,512,024

Household Products 1.2%
Procter & Gamble Co.	338,968	18,670,357

Personal Products 3.2%
Avon Products, Inc.	689,020	26,665,074
Estee Lauder Companies, Inc., Class A	509,175	23,304,940

		49,970,014

Tobacco 1.4%
Altria Group, Inc.	360,375	22,018,913

ENERGY 3.3%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	356,875	15,227,856

Oil & Gas 2.3%
ChevronTexaco Corp.	290,875	15,273,846
Exxon Mobil Corp.	410,175	21,025,571

		36,299,417

FINANCIALS 5.4%
Capital Markets 2.8%
Franklin Resources, Inc.	367,200	25,575,480
T. Rowe Price Group, Inc.	285,839	17,779,186

		43,354,666

[1]

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 1.1%
American Express Co.	303,341	$17,099,332

Real Estate 0.0%
Franklin Capital Associates LP  +	500,000	24,428

Thrifts & Mortgage Finance 1.5%
PMI Group, Inc. þ	559,235	23,348,061

HEALTH CARE 25.1%
Biotechnology 2.0%
Biogen Idec, Inc.	80,928	5,390,614
Gilead Sciences, Inc. *	748,975	26,206,635

		31,597,249

Health Care Equipment & Supplies 4.4%
Guidant Corp.	282,975	20,402,498
St. Jude Medical, Inc. *	666,600	27,950,538
Zimmer Holdings, Inc. *	248,150	19,881,778

		68,234,814

Health Care Providers & Services 10.5%
Caremark Rx, Inc. *	893,500	35,230,705
Patterson Companies, Inc. * þ	673,495	29,222,948
UnitedHealth Group, Inc.	611,975	53,872,159
VCA Antech, Inc. * þ	739,088	14,486,125
WellPoint, Inc. *	274,955	31,619,825

		164,431,762

Pharmaceuticals 8.2%
Abbott Laboratories	930,325	43,399,661
Johnson & Johnson	376,875	23,901,412
Novartis AG, ADR	459,801	23,238,343
Pfizer, Inc.	1,380,186	37,113,202

		127,652,618

INDUSTRIALS 12.3%
Aerospace & Defense 1.4%
United Technologies Corp.	216,220	22,346,337

Air Freight & Logistics 2.3%
United Parcel Service, Inc., Class B	421,015	35,979,942

Commercial Services & Supplies 1.2%
Cendant Corp.	790,400	18,479,552

Industrial Conglomerates 6.0%
3M Co.	416,350	34,169,844
General Electric Co.	984,971	35,951,442
Tyco International, Ltd.	665,750	23,793,905

		93,915,191

Machinery 1.4%
Ingersoll-Rand Co., Ltd., Class A	267,079	21,446,443

INFORMATION TECHNOLOGY 25.8%
Communications Equipment 7.7%
Cisco Systems, Inc. *	895,420	17,281,606
Motorola, Inc.	2,543,405	43,746,566
QUALCOMM, Inc.	932,084	39,520,362
Research In Motion, Ltd.	233,475	19,243,009

		119,791,543

[2]

EVERGREEN STRATEGIC GROWTH FUND SCHEDULE OF INVESTMENTS continued
December 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals 5.8%
Avid Technology, Inc. þ	312,900	$19,321,575
Dell, Inc. *	1,149,875	48,455,733
EMC Corp. *	1,517,975	22,572,288

		90,349,596

Internet Software & Services 3.5%
VeriSign, Inc. *	651,120	21,825,542
Yahoo!, Inc. *	897,765	33,827,785

		55,653,327

Office Electronics 1.7%
Zebra Technologies Corp., Class A þ	467,295	26,299,363

Semiconductors & Semiconductor Equipment 3.8%
Analog Devices, Inc.	338,225	12,487,267
Freescale Semiconductor, Inc., Class B	225,307	4,136,637
Linear Technology Corp.	511,545	19,827,484
Maxim Integrated Products, Inc.	533,505	22,615,277

		59,066,665

Software 3.3%
Microsoft Corp.	1,923,907	51,387,556

UTILITIES 0.8%
Multi-Utilities & Unregulated Power 0.8%
Duke Energy Corp.	500,100	12,667,533

Total Common Stocks (cost $1,330,213,218)		1,534,858,968

SHORT-TERM INVESTMENTS 4.2%
MUTUAL FUND SHARES 4.2%
Evergreen Institutional Money Market Fund ø	20,767,470	20,767,470
Navigator Prime Portfolioþþ	45,090,217	45,090,217

Total Short-Term Investments (cost $65,857,687)		65,857,687

Total Investments (cost $1,396,070,905) 102.6%		1,600,716,655
Other Assets and Liabilities (2.6%)		(39,845,710)

Net Assets 100.0%		$1,560,870,945

*	Non-income producing security
þ	All or a portion of these securities are on loan.
	Security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.
+	Security is deemed illiquid.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
þ þ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

On December 31, 2004, the aggregate cost of securities for federal income tax purposes was $1,403,503,276. The gross unrealized appreciation and depreciation on securities based on tax cost was $203,459,588 and $6,246,209, respectively, with a net unrealized appreciation of $197,213,379.

[3]

Item 2 – Controls and Procedures

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: 2/28/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro Principal Executive Officer Date: 2/28/05

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: 2/28/05